Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 2,209	$ 2,341
Operating tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	1,160	1,360
Net capital tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	88	32
Resource pools and other tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	199	136
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	270	208
Reclamation costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	310	240
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 182	$ 365